Share-Based Compensation (Details) - Schedule of share-based compensation expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Shared Based Compensation Expense	$ 11,451	$ 1,652
Stock Options [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Shared Based Compensation Expense	1,293	1,366
Restricted Stock Units (RSUs) [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Shared Based Compensation Expense	$ 10,158	$ 286